Revenue - Summary of Revenue by Industry (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of revenue by industry [line items]
Revenue		$ 1,224,262	$ 1,109,800	$ 912,643
Insurance [member]
Disclosure of revenue by industry [line items]
Revenue	[1]	328,593	332,335	266,669
Healthcare [member]
Disclosure of revenue by industry [line items]
Revenue		192,498	196,614	172,878
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom [member]
Disclosure of revenue by industry [line items]
Revenue		179,546	149,884	139,449
Travel and leisure [member]
Disclosure of revenue by industry [line items]
Revenue		207,429	163,849	129,231
Shipping and logistics [member]
Disclosure of revenue by industry [line items]
Revenue		92,762	85,258	63,530
Hi-tech and professional services
Disclosure of revenue by industry [line items]
Revenue		80,750	69,278	56,386
Banking and financial services [member]
Disclosure of revenue by industry [line items]
Revenue		82,600	64,034	42,555
Utilities [member]
Disclosure of revenue by industry [line items]
Revenue		$ 60,084	$ 48,548	$ 41,945

[1]	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.